Note 13 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal income tax at statutory rate, amount	$ 682	$ 2,292
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit, amount	$ 592	$ 800
State tax, net of federal benefit, percentage	18.20%	7.40%
Stock compensation expense, amount	$ (28)	$ (22)
Stock compensation expense, percentage	(0.90%)	(0.20%)
Other, amount	$ (18)	$ (16)
Other, percentage	(0.50%)	(0.20%)
Total	$ 1,228	$ 3,054
Total, percentage	37.80%	28.00%